UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
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Check here if Amendment [ ]; Amendment Number:
                                              ------------
   This Amendment (Check only one.):     [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
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          237 Park Ave
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          Suite 900
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          New York, NY 10017
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Form 13F File Number:  28- 12251
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
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Title:    Managing Member
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Phone:    (212) 808-7430
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Signature, Place, and Date of Signing:

     /s/ Harold W. Berry III            New York, NY          May 15, 2012
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          [Signature]                   [City, State]             [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
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Form 13F Information Table Entry Total:          45
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Form 13F Information Table Value Total:        $72,082
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                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-06273                 Graham Partners, L.P.

                                                       FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8
                               TITLE OF                   VALUE         SHARES   SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (X1000)        HELD    PRN CALL   DISCRETION   MANAGERS    SHARED   NONE
AIXTRON AG-SPONSORED ADR      SPONSORED ADR   009606104     1,317        76,000  SH       SHARED-DEFINED     1       76,000
ANCESTRY COM INC              COM             032803108       300        13,200  SH       SHARED-DEFINED     1       13,200
AT&T INC                      COM             00206R102     2,206        70,650  SH       SHARED-DEFINED     1       70,650
AVNET INC                     COM             053807103     1,176        32,323  SH       SHARED-DEFINED     1       32,323
BROADCOM CORP                 CL A            111320107       943        24,000  SH       SHARED-DEFINED     1       24,000
GROUPE CGI INC                CL A SUB VTG    39945C109     2,257       101,537  SH       SHARED-DEFINED     1      101,537
CISCO SYS INC                 COM             17275R102     1,623        76,774  SH       SHARED-DEFINED     1       76,774
COMSCORE INC                  COM             20564W105     1,335        62,450  SH       SHARED-DEFINED     1       62,450
COMVERSE TECHNOLOGY INC       COM PAR $0.10   205862402     1,211       176,300  SH       SHARED-DEFINED     1      176,300
CONVIO INC                    COM             21257W105       818        52,900  SH       SHARED-DEFINED     1       52,900
CORNING INC                   COM             219350105     1,971       140,000  SH       SHARED-DEFINED     1      140,000
DICE HLDGS INC                COM             253017107     2,866       307,200  SH       SHARED-DEFINED     1      307,200
E M C CORP MASS               COM             268648102     2,282        76,400  SH       SHARED-DEFINED     1       76,400
ERICSSON L M TEL CO           ADR B SEK 10    294821608     2,939       285,100  SH       SHARED-DEFINED     1      285,100
FLEXTRONICS INTL LTD          ORD             Y2573F102       867       120,100  SH       SHARED-DEFINED     1      120,100
FULLER H B CO                 COM             359694106     1,647        50,175  SH       SHARED-DEFINED     1       50,175
GOOGLE INC                    CL A            38259P508     2,988         4,660  SH       SHARED-DEFINED     1        4,660
INTEGRATED SILICON SOLUTION   COM             45812P107       581        52,100  SH       SHARED-DEFINED     1       52,100
INTEVAC INC                   COM             461148108     2,500       294,200  SH       SHARED-DEFINED     1      294,200
KMG CHEMICALS INC             COM             482564101     1,453        80,550  SH       SHARED-DEFINED     1       80,550
KOHLS CORP                    COM             500255104     2,291        45,800  SH       SHARED-DEFINED     1       45,800
LAM RESEARCH CORP             COM             512807108     2,498        56,000  SH       SHARED-DEFINED     1       56,000
MAC-GRAY CORP                 COM             554153106     1,425        94,194  SH       SHARED-DEFINED     1       94,194
MARVELL TECHNOLOGY GROUP LTD  COM             G5876H105     3,572       227,107  SH       SHARED-DEFINED     1      227,107
MICROSOFT CORP                COM             594918104     1,032        32,000  SH       SHARED-DEFINED     1       32,000
MICROSTRATEGY INC             CL A NEW        594972408       728         5,200  SH       SHARED-DEFINED     1        5,200
NETAPP INC                    COM             64110D104     2,193        49,000  SH       SHARED-DEFINED     1       49,000
NII HLDGS INC                 CL B NEW        62913F201     1,942       106,083  SH       SHARED-DEFINED     1      106,083
NII HLDGS INC                 NOTE 3.125% 6/1 62913FAJ1       501       500,000  SH       SHARED-DEFINED     1      500,000
ORACLE CORP                   COM             68389X105     1,253        43,000  SH       SHARED-DEFINED     1       43,000
ORBOTECH LTD                  ORD             M75253100     3,327       287,100  SH       SHARED-DEFINED     1      287,100
PC-TEL INC                    COM             69325Q105       343        51,645  SH       SHARED-DEFINED     1       51,645
PEGASYSTEMS INC               COM             705573103     2,167        56,800  SH       SHARED-DEFINED     1       56,800
PULSE ELECTRONICS CORP        NOTE 7.000%     74586WAA4       850     1,000,000  SH       SHARED-DEFINED     1    1,000,000
                              12/1
RADWARE LTD                   COM             M81873107     1,497        40,000  SH       SHARED-DEFINED     1       40,000
SILICON GRAPHICS INTL CORP    COM             82706L108     1,415       146,200  SH       SHARED-DEFINED     1      146,200
SONUS NETWORKS INC            COM             835916107     2,168       747,700  SH       SHARED-DEFINED     1      747,700
STR HOLDINGS INC              COM             78478V100       605       125,000  SH       SHARED-DEFINED     1      125,000
SYMMETRICOM INC               COM             871543104        51         9,002  SH       SHARED-DEFINED     1        9,002
TRIQUINT SEMICONDUCTOR INC    COM             89674K103     2,404       348,700  SH       SHARED-DEFINED     1      348,700
TRW AUTOMOTIVE HLDGS CORP     COM             87264S106     1,679        36,150  SH       SHARED-DEFINED     1       36,150
TYSON FOODS INC               CL A            902494103     1,177        61,500  SH       SHARED-DEFINED     1       61,500
VISHAY INTERTECHNOLOGY INC    COM             928298108     1,163        95,700  SH       SHARED-DEFINED     1       95,700
WESTELL TECHNOLOGIES INC      CL A            957541105     1,302       558,981  SH       SHARED-DEFINED     1      558,981
WHITING PETE CORP NEW         COM             966387102     1,219        22,450  SH       SHARED-DEFINED     1       22,450